KAYNE ANDERSON NEXTGEN ENERGY & INFRASTRUCTURE, INC.
SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2022
(amounts in 000’s)
(UNAUDITED)

Description	No. of Shares/Units	Value
Long-Term Investments — 133.9%
Equity Investments(1) — 132.5%
Midstream Company(2) — 48.1%
Aris Water Solutions, Inc.	333	$4,865
Enbridge Inc.(3)	348	15,024
Energy Transfer LP(4)	2,632	26,685
Enterprise Products Partners L.P.(4)	755	18,425
Enterprise Products Partners L.P. — Convertible Preferred Units(4)(5)(6)(7)	18	19,157
Magellan Midstream Partners, L.P.(4)	179	8,666
MPLX LP(4)	891	29,190
ONEOK, Inc.	269	17,583
Pembina Pipeline Corporation(3)	468	15,880
Plains GP Holdings, L.P.(8)(9)	922	10,425
Plains GP Holdings, L.P. - Plains AAP, L.P.(5)(8)(9)(10)	690	7,799
Rattler Midstream LP(8)	424	5,854
Targa Resources Corp.	629	41,146
		220,699
Natural Gas & LNG Infrastructure Company(2)(11) — 31.0%
Cheniere Energy, Inc.	259	34,381
Cheniere Energy Partners, L.P.(4)	160	8,655
DT Midstream, Inc.	402	21,320
Kinder Morgan, Inc.	1,143	19,894
TC Energy Corporation(3)	438	23,540
The Williams Companies, Inc.	1,101	34,430
		142,220
Renewable Infrastructure Company(2)(11) — 25.2%
Atlantica Sustainable Infrastructure plc(3)	479	16,155
Brookfield Renewable Partners L.P.(3)(8)	412	14,804
Brookfield Renewable Corporation — Class A(3)(8)	202	7,533
Clearway Energy, Inc. — Class A	231	7,054
Clearway Energy, Inc. — Class C	137	4,579
Corporacion Acciona Energias Renovables, S.A.(3)(12)	175	5,877
EDP Renováveis, S.A.(3)	61	1,490
Enviva Inc.	218	15,174
Innergex Renewable Energy Inc.(3)	544	7,910
NextEra Energy Partners, LP	204	15,914
Northland Power Inc.(3)	308	9,785
Orsted A/S(3)	32	4,089
Polaris Infrastructure Inc.(3)	63	771
Terna Energy S.A.(3)	309	4,481
		115,616

See accompanying notes to financial statements.

KAYNE ANDERSON NEXTGEN ENERGY & INFRASTRUCTURE, INC.
SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2022
(amounts in 000’s)
(UNAUDITED)

Description	No. of Shares/Units	Value
Utility Company(2) — 23.8%
AB Ignitis Grupe(3)(11)	78	$1,700
American Electric Power Company, Inc.	11	997
Algonquin Power & Utilities Corp. — Convertible Preferred Units(3)(11)(13)	93	4,290
Dominion Energy, Inc.(11)	116	9,257
Duke Energy Corporation(11)	96	9,639
EDP — Energias de Portugal, S.A.(3)(11)	1,352	6,605
Enel — S. p. A.(3)(11)	837	6,165
Engie SA(3)(11)	225	3,585
Evergy, Inc.(11)	56	3,520
Eversource Energy	80	6,528
Iberdrola, S.A.(3)(11)	249	2,823
NextEra Energy, Inc.(11)	125	9,760
Public Power Corporation S.A.(3)(11)(14)	712	6,762
RWE AG(3)(11)	51	2,376
Sempra Energy(11)	68	9,807
SSE plc(3)(11)	283	6,422
The AES Corporation(11)	157	3,323
TransAlta Corporation(3)(11)	611	6,198
Xcel Energy Inc.(11)	137	9,218
		108,975
Other Energy Company(2) — 4.4%
Phillips 66	116	9,755
Shell plc — ADR(3)(15)	47	2,473
TotalEnergies SE — ADR(3)(15)	153	7,731
		19,959
Total Equity Investments (Cost — $516,893)		607,469
	Interest Rate	Maturity Date	Principal Amount
Debt Investments — 1.4%
Midstream Company(2) — 1.4%
Buckeye Partners, L.P. (Cost — $6,188)	6.375%	1/22/78	$7,831	6,539
Total Long-Term Investments — 133.9% (Cost — $523,081)				614,008
Debt				(115,091)
Mandatory Redeemable Preferred Stock at Liquidation Value				(41,491)
Other Assets in Excess of Other Liabilities				1,208
Net Assets Applicable to Common Stockholders				$458,634

____________

(1)    Unless otherwise noted, equity investments are common units/common shares.

(2)    Refer to the Glossary of Key Terms for definitions.

(3)    Foreign security.

See accompanying notes to financial statements.

KAYNE ANDERSON NEXTGEN ENERGY & INFRASTRUCTURE, INC.
SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2022
(amounts in 000’s)
(UNAUDITED)

(4)    Securities are treated as a qualified publicly-traded partnership for regulated investment company (“RIC”) qualification purposes. To qualify as a RIC for tax purposes, the Fund may directly invest up to 25% of its total assets in equity and debt securities of entities treated as qualified publicly-traded partnerships. The Fund had 18.0% of its total assets invested in qualified publicly-traded partnerships at February 28, 2022. It is the Fund’s intention to be treated as a RIC for tax purposes.

(5)    The Fund’s ability to sell this security is subject to certain legal or contractual restrictions. As of February 28, 2022, the aggregate value of restricted securities held by the Fund was $26,956 (4.4% of total assets), which included $7,799 of Level 2 securities and $19,157 of Level 3 securities. See Note 7 — Restricted Securities.

(6)    Fair valued on a recurring basis using significant unobservable inputs (Level 3). See Notes 2 and 3 in Notes to Financial Statements.

(7)    The Enterprise Products Partners, L.P. (“EPD”) Series A Cumulative Convertible Preferred Units (“EPD Convertible Preferred Units”) are senior to the common units in terms of liquidation preference and priority of distributions, and pay a distribution of 7.25% per annum. The EPD Convertible Preferred Units are convertible into EPD common units at any time after September 29, 2025 at the liquidation preference amount divided by 92.5% of the 5-day volume weighted average price of EPD’s common units at such time.

(8)    This company is structured like an MLP, but is not treated as a qualified publicly-traded partnership for RIC qualification purposes.

(9)    The Fund believes that it is an affiliate of Plains AAP, L.P. (“PAGP-AAP”) and Plains GP Holdings, L.P. (“PAGP”). See Note 5 — Agreements and Affiliations.

(10)  The Fund’s ownership of PAGP-AAP is exchangeable on a one-for-one basis into either PAGP shares or Plains All American Pipeline, L.P. (“PAA”) units at the Fund’s option. The Fund values its PAGP-AAP investment on an “as exchanged” basis based on the higher public market value of either PAGP or PAA. As of February 28, 2022, the Fund’s PAGP-AAP investment is valued at PAGP’s closing price. See Note 7 — Restricted Securities.

(11)  For the purposes of the Fund’s investment policies, it considers NextGen companies to be Energy Companies and Infrastructure Companies that are meaningfully participating in, or benefitting from, the Energy Transition. For these purposes we include Renewable Infrastructure Companies, Natural Gas & LNG Infrastructure Companies and certain Utility Companies.

(12)  Security is not currently paying cash distributions but is expected to pay cash distributions within the next 12 months.

(13)  The Algonquin Power & Utilities Corp. Convertible Preferred Units (“AQNU”) consists of a 1/20, or 5%, undivided beneficial interest in a $1,000 principal amount remarketable senior note of Algonquin Power & Utilities Corp. (“AQN”) due June 15, 2026, and a contract to purchase AQN common shares on June 15, 2024 based on a reference price determined by the volume-weighted average AQN common share price over the preceding 20 day trading period. AQNU pays quarterly distributions at a rate of 7.75% per annum.

(14)  Security is non-income producing.

(15)  ADR — American Depositary Receipt.

See accompanying notes to financial statements.

KAYNE ANDERSON NEXTGEN ENERGY & INFRASTRUCTURE, INC.
SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2022
(amounts in 000’s)
(UNAUDITED)

At February 28, 2022, the Fund’s geographic allocation was as follows:

Geographic Location	% of Long-Term Investments
United States	70.0%
Canada	17.2%
Europe/U.K.	12.8%

Schedule of Outstanding Forward Currency Contracts

Settlement Date(1)	Currency to be delivered		Value (USD)	Currency to be received		Value (USD)	Unrealized Appreciation (Depreciation)(2)
5/31/2022	34,853	EUR	$39,235	39,342	USD	$39,342	$107
5/31/2022	29,584	CAD	23,349	23,158	USD	23,158	(191)
5/31/2022	3,986	GBP	5,347	5,294	USD	5,294	(53)
5/31/2022	24,614	DKK	3,724	3,744	USD	3,744	20
Total Forward Currency Contracts			$71,655			$71,538	$(117)

CAD – Canadian Dollar

DKK – Danish Krone

EUR – Euro

GBP – British Pound Sterling

USD – U.S. Dollar

____________

(1)    Bannockburn Global Forex, LLC is the counterparty for all outstanding forward currency contracts held by the Fund as of February 28, 2022.

(2)    Unrealized appreciation is a receivable and unrealized depreciation is a payable.

See accompanying notes to financial statements.